As filed with the Securities and Exchange Commission on December 19, 2000 Registration No. 33-21754

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                      POST-EFFECTIVE AMENDMENT NO. 19 TO
                                   FORM S-6

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                   OF 1933 OF SECURITIES OF UNIT INVESTMENT
                       TRUSTS REGISTERED ON FORM N-8B-2

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY*
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                       Newport Beach, California  92660
              (Address of Depositor's Principal Executive Office)

                                (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                       Newport Beach, California  92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                            Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401


It is proposed that this filing will become effective on January 2, 2001 pursuant to paragraph (b) of Rule 485.

Title of securities being registered: interests in the Separate Account under flexible premium variable life insurance policies.

Filing fee: None

Pacific Select Exec    Separate Account of Pacific
Life Insurance Company

CROSS-REFERENCE SHEET

Pursuant to Rule 404(c) of Regulation C under the Securities Act of 1933

(Form N-8B-2 Items required by Instruction as to the Prospectus in Form S-6)


Form N-8B-2                                                  Form S-6
Item Number                                            Heading in Prospectus
1.  (a)  Name of trust...............................  Prospectus front cover

    (b)  Title of securities issued..................  Prospectus front cover

2.  Name and address of each depositor...............  Prospectus front cover; Back Cover

3.  Name and address of trustee......................  N/A

4.  Name and address of each principal underwriter...  About Pacific Life

5.  State of organization of trust...................  Pacific Select Exec Separate
                                                       Account

6.  Execution and termination of trust agreement.....  Pacific Select Exec Separate
                                                       Account

7.  Changes of name..................................  N/A

8.  Fiscal year......................................  N/A

9.  Material Litigation..............................  N/A

II. General Description of the Trust and Securities of the Trust

10. (a)  Registered or bearer securities.............  Pacific Select Exec basics; The death benefit

    (b)  Cumulative or distributive



securities................................   Pacific Select Exec basics; The death benefit

    (c)  Withdrawal or redemption.........   Withdrawals, surrenders and loans

    (d)  Conversion, transfer, etc........   Withdrawals, surrenders and loans

    (e)  Periodic payment plan............   N/A

    (f)  Voting rights....................   Voting Rights

    (g)  Notice to security holders.......   Reports we'll send you

    (h)  Consents required................   Voting Rights

    (i)  Other provisions.................   N/A

11. Type of securities comprising
    units.................................   Pacific Select Exec basics

12. Certain information regarding
    periodic payment plan certificates....   N/A

13. (a) Load, fees, expenses, etc.........   Deductions from your premiums; Surrendering your policy

(b) Certain information regarding
    periodic payment plan certificates....   N/A

(c) Certain percentages...................   Deductions from your premiums; Surrendering your policy

(d) Difference in price...................   N/A

(e) Certain other fees, etc...............   Deductions from your premiums; Surrendering your policy

(f) Certain other profits or
    benefits..............................   The death benefit; Your policy's accumulated value

(g) Ratio of annual charges to
    income................................   N/A

14. Issuance of trust's securities........   Pacific Select Exec basics


15. Receipt and handling of payments
    From purchasers.....................    How premiums work

16. Acquisition and disposition of          Your policy's accumulated
    underlying securities...............    value: Your investment
                                            options

17. Withdrawal or redemption............    Withdrawals, surrenders
                                            and loans

18. (a) Receipt, custody and disposition
        of income.......................    Your policy's accumulated
                                            value

    (b) Reinvestment of distributions...    N/A

    (c) Reserves or special funds.......    N/A

    (d) Schedule of distributions.......    N/A

19. Records, accounts and reports.......    Statements and
                                            Reports

20. Certain miscellaneous provisions
    of trust agreement:

    (a) Amendment.......................    N/A

    (b) Termination.....................    N/A

    (c) and (d) Trustees, removal and
        successor.......................    N/A

    (e) and (f) Depositors, removal
        and successor...................    N/A

21. Loans to security holders...........    Withdrawals,
                                            surrenders and loans

22. Limitations on liability............    N/A

23. Bonding arrangements................    N/A

24. Other material provisions of
    trust agreement.....................    N/A


III. Organizations, Personnel and Affiliated Persons of Depositor

25.  Organization of depositor......................................................   About Pacific Life

26.  Fees received by depositor.....................................................   See Items 13(a) and 13(e)

27.  Business of depositor..........................................................   About Pacific Life

28.  Certain information as to officials and affiliated persons of depositor........   About Pacific Life

29.  Voting securities of depositor.................................................   N/A

30.  Persons controlling depositor..................................................   N/A

31.  Payments by depositor for certain services rendered to trust...................   N/A

32.  Payments by depositor for certain other services rendered to trust.............   N/A

33.  Remuneration of employees of depositor for certain services rendered to trust..   N/A

34.  Remuneration of other persons for certain services rendered to trust...........   N/A

IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securities by states...................................   N/A

36.  Suspension of sales of trust's securities......................................   N/A

37.  Revocation of authority to distribute..........................................   N/A

38.  (a)  Method of distribution..........................................  How policies are distributed

     (b)  Underwriting agreements.........................................  How policies are distributed

     (c)  Selling agreements..............................................  How policies are distributed

39.  (a)  Organization of principal underwriters..........................  How policies are distributed

     (b)  N.A.S.D. membership of principal underwriters...................  How policies are distributed

40.  Certain fees received by principal underwriters......................  How policies are distributed

41.  (a)  Business of each principal underwriter..........................  How policies are distributed

     (b)  Branch offices of each principal underwriter....................  N/A

     (c)  Salesmen of each principal underwriter..........................  N/A

42.  Ownership of trust's securities by certain persons...................  N/A

43.  Certain brokerage commissions received by principal underwriters.....  N/A

44.  (a)  Method of valuation.............................................  Your policy's accumulated value

     (b)  Schedule as to offering price...................................  How premiums work

     (c)  Variation in offering price to certain persons..................  Monthly deductions

45.  Suspension of redemption rights......................................  Timing of payments, forms, and requests


46.  (a)  Redemption valuation...................................................    Withdrawals, surrenders and loans

     (b)  Schedule as to redemption price........................................    Withdrawals, surrenders and loans

47.  Maintenance of position in underlying securities............................    Your investment options

V.   Information Concerning the Trustee or Custodian

48.  Organization and regulation of trustee......................................    N/A

49.  Fees and expenses of trustees...............................................    N/A

50.  Trustee's lien..............................................................    N/A

VI.  Information Concerning Insurance of Holders of Securities

51.  Insurance of holders of trust's securities..................................    The death benefit

VII. Policy of Registrant

52.  (a)  Provisions of trust agreement with respect to selection
          or elimination of under lying securities...............................    How our accounts work

     (b)  Transactions involving elimination of underlying securities............    How our accounts work

     (c)  Policy regarding substitution or elimination of underlying securities..    How our accounts work

     (d)  Fundamental policy not otherwise covered...............................    N/A

53.  Tax status of trust.........................................................    Variable life insurance and your taxes

VIII. Financial and Statistical Information

54.  Trust's securities during last ten years..........  N/A

55.  N/A

56.  Certain information regarding periodic payment
     plan certificates.................................  N/A

57.  N/A

58.  N/A

59.  Financial statements (Instruction 1(c) of
     "Instructions as to the Prospectus" of Form S-6)..  Financial Statements


                                  PROSPECTUS


(Included in Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form S-6, Accession No. 0001017062-00-000981, as filed on April 26, 2000, and incorporated by reference herein; Form Type 497, Accession No. 0001017062-00-001396 as filed on June 15, 2000, and incorporated by reference herein; Form Type 497, Accession No. 0001017062-00-002094 as filed on October 2, 2000, and incorporated by reference herein.)

       Supplement to Prospectus Dated May 1, 2000 for Pacific Select Exec
           Flexible Premium Variable Insurance Policy (the "policy")
                    Issued by Pacific Life Insurance Company

                       This supplement changes the prospectus to reflect the following and restates information contained in a supplement dated October 2, 2000:

                      ---------------------------------------------------------
Eleven new variable    The following new investment options are added to the
investment options     chart on page 1 of the prospectus:
are available
                       .Blue Chip         .Strategic Value
                       .Aggressive Growth .Focused 30
                       .Financial Services.Capital Opportunities
                       .Health Sciences   .Mid-Cap Growth
                       .Technology        .Global Growth
                       .Telecommunications

                      ---------------------------------------------------------
The Bond and Income    The Bond and Income variable account terminated on
investment option      September 22, 2000.
is no longer
available              All references to the Bond and Income variable account,
                       investment option or portfolio are removed. References to the 21 variable investment options throughout the prospectus are changed to refer to 31 variable investment options.

                       Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates the Bond and Income investment option, the instruction will be deemed an instruction for the Managed Bond investment option. This includes, but is not limited to, instructions for net premium allocations, transfer instructions (including instructions under any automatic transfer, portfolio rebalancing and dollar cost averaging programs), and partial withdrawal and monthly deduction instructions.

                      ---------------------------------------------------------
The International      Effective January 1, 2001 Lazard Asset Management is
Value Portfolio has    the portfolio manager of the International Value
a new portfolio        portfolio.
manager

                      ---------------------------------------------------------
A portfolio manager    Mercury Asset Management US has changed its name to
has changed its        Mercury Advisors.
name

Supplement dated January 2, 2001

                      ---------------------------------------------------------
An overview of         Other expenses
Pacific Select
Exec: Fees and         The table also shows the advisory fee and fund expenses
expenses paid by       as an annual percentage of each portfolio's average
the Pacific Select     daily net assets for the year 2000, adjusted to reflect
Fund: Other            reduced custody fees. To help limit fund expenses,
expenses is            effective July 1, 2000 we contractually agreed to waive
replaced               all or part of our investment advisory fees or
                       otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap and, except for portfolios that started on or after October
                       2, 2000, that do not exceed the previously established
                       0.25% expense cap. Any amounts repaid to us will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2001. In 2000, Pacific Life reimbursed approximately $19,662 to the I-Net
                       Tollkeeper Portfolio, $12,631 to the Strategic Value
                       Portfolio, $4,849 to the Focused 30 Portfolio and
                       $15,042 to the Small-Cap Index Portfolio.

                   --------------------------------------------------------------------------------------------
                                                                                        Less
                                                   Advisory Other    12b-1    Total     adviser's     Total net
                   Portfolio                       fee      expenses amounts+ expenses+ reimbursement expenses
                   --------------------------------------------------------------------------------------------
                                                            As an annual % of average daily net assets
                   Blue Chip/1/                    0.95     0.06     --       1.01       --           1.01
                   Aggressive Growth/1/            1.00     0.06     --       1.06       --           1.06
                   Aggressive Equity/2/            0.80     0.04     0.02     0.86       --           0.86
                   Emerging Markets/2/             1.10     0.20     --       1.30       --           1.30
                   Diversified Research/2/         0.90     0.08     0.01     0.99       --           0.99
                   Small-Cap Equity/2/             0.65     0.05     --       0.70       --           0.70
                   International Large-Cap/2/      1.05     0.13     --       1.18       --           1.18
                   Equity                          0.65     0.04     --       0.69       --           0.69
                   I-Net Tollkeeper/2/             1.50     0.13     --       1.63      (0.02)        1.61
                   Financial Services/1/           1.10     0.15     --       1.25      (0.05)        1.20
                   Health Sciences/1/              1.10     0.11     --       1.21      (0.01)        1.20
                   Technology/1/                   1.10     0.08     --       1.18       --           1.18
                   Telecommunications/1/           1.10     0.08     --       1.18       --           1.18
                   Multi-Strategy                  0.65     0.04     --       0.69       --           0.69
                   Equity Income/2/                0.65     0.04     0.01     0.70       --           0.70
                   Strategic Value                 0.95     0.51     --       1.46      (0.41)        1.05
                   Growth LT                       0.75     0.04     --       0.79       --           0.79
                   Focused 30                      0.95     0.43     --       1.38      (0.33)        1.05
                   Mid-Cap Value/2/                0.85     0.04     0.12     1.01       --           1.01
                   International Value             0.85     0.11     --       0.96       --           0.96
                   Capital Opportunities/1/        0.80     0.06     --       0.86       --           0.86
                   Mid-Cap Growth/1/               0.90     0.06     --       0.96       --           0.96
                   Global Growth/1/                1.10     0.19     --       1.29       --           1.29
                   Equity Index                    0.25     0.04     --       0.29       --           0.29
                   Small-Cap Index/2/              0.50     0.13     --       0.63      (0.02)        0.61
                   REIT                            1.10     0.05     --       1.15       --           1.15
                   Government Securities/2/        0.60     0.05     --       0.65       --           0.65
                   Managed Bond/2/                 0.60     0.05     --       0.65       --           0.65
                   Money Market                    0.34     0.04     --       0.38       --           0.38
                   High Yield Bond                 0.60     0.04     --       0.64       --           0.64
                   Large-Cap Value/2/              0.85     0.05     0.06     0.96       --           0.96
                   --------------------------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these portfolios in 2000 because the portfolios started after December 31, 2000.
                       /2/ Total adjusted net expenses for these portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 0.84% for Aggressive Equity Portfolio, 1.29% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.17% for International Large-Cap Portfolio, 1.60% for I-Net Tollkeeper Portfolio, 0.69% for Equity Income Portfolio, 0.89% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Government Securities Portfolio, 0.64% for Managed Bond Portfolio, and 0.90% for Large-Cap Value Portfolio.
                       + The fund has a brokerage enhancement 12b-1 plan, under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares. Since the distributor may defray expenses for distribution that it might otherwise incur, the SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

                      ---------------------------------------------------------
Your investment        The chart in Your investment options: Variable
options is amended     investment options is amended to add the following:

                    THE PORTFOLIO'S        THE PORTFOLIO'S                      PORTFOLIO
PORTFOLIO           INVESTMENT GOAL        MAIN INVESTMENTS                     MANAGER

Blue Chip           Long-term growth of    Equity securities of "blue chip"     A I M
                    capital. Current       companies--typically large companies
                    income is of           that are well established in their
                    secondary importance.  respective industries.


Aggressive Growth   Long-term growth of    Equity securities of small- and      A I M
                    capital.               medium-sized growth companies.



Financial Services  Long-term growth of    Equity securities in the financial   INVESCO
                    capital.               services sector. Such companies
                                           include banks, insurance companies,
                                           brokerage firms and other finance-
                                           related firms.


Health Sciences     Long-term growth of    Equity securities in the health      INVESCO
                    capital.               sciences sector. Such companies
                                           include medical equipment or
                                           supplies, pharmaceuticals, health
                                           care facilities and other health
                                           sciences-related firms.

Technology          Long-term growth of    Equity securities in the technology  INVESCO
                    capital.               sector. Such companies include
                                           biotechnology, communications,
                                           computers, electronics, Internet
                                           telecommunications, networking,
                                           robotics, video and other
                                           technology-related firms.

Telecommunications  High total return.     Equity securities in the             INVESCO
                                           telecommunications sector. Such as
                                           companies that offer telephone
                                           service, wireless communications,
                                           satellite communications, television
                                           and movie programming, broadcasting
                                           and Internet access.

Strategic Value     Long-term growth of    Equity securities with the potential Janus Capital
                    capital.               for long-term growth of capital.     Corporation



Focused 30          Long-term growth of    Equity securities selected for their Janus Capital
                    capital.               growth potential.                    Corporation



Capital             Long-term growth of    Equity securities with the potential MFS
 Opportunities      capital.               for long-term growth of capital.



Mid-Cap Growth      Long-term growth of    Equity securities of medium-sized    MFS
                    capital.               companies believed to have above-
                                           average growth potential.



Global Growth       Capital appreciation.  Equity securities of any size        MFS
                                           located within and outside of the
                                           U.S.

                      ---------------------------------------------------------
Telephone              You may enroll in or give instructions regarding the
transactions is        dollar cost averaging or portfolio rebalancing program
changed to             by telephone if we have your completed telephone
Telephone and          authorization on file.
electronic
transactions           In early 2001, certain registered representatives will
                       be able to give us instructions electronically if
We expect to make      authorized by you. You may appoint your registered
the electronic         representative to give us instructions on your behalf
transaction feature    by completing and filing an updated telephone and
available in early     electronic authorization with us.
2001. Please ask
your registered        Transactions made electronically will be subject to the
representative for     same procedures, restrictions and risks as those made
more information.      by telephone. Sometimes your electronic transactions
                       will not be able to reach us. For example, our website
                       may be busy because of unusual market activity or a
                       significant economic or market change, or telephone
                       lines or the Internet are out of service due to severe
                       weather conditions or other emergencies.
                      ---------------------------------------------------------
Making withdrawals     The last paragraph is replaced with:
is revised
                       We may limit the amount of a withdrawal so that the withdrawal will not cause your face amount to be less than $50,000.

                      ---------------------------------------------------------
Taking out a loan      The second and third bullet paragraphs are replaced
is revised             with:

                       . Interest owing on the amount you've borrowed accrues
                         at an annual rate of 4.75% during the first 10 policy years and 4.25% thereafter. Interest that has accrued during the policy year is due on your policy anniversary. If you do not pay the interest when it's due, we'll add it to the amount of your loan and begin accruing interest on it from the day it was due. We'll also transfer an amount equal to the interest that was due, from your policy's accumulated value to the loan account. We'll transfer this amount from your investment options in proportion to the accumulated value you have in each option, unless you tell us otherwise.

                       . The amount in the loan account earns interest daily
                         at an annual rate of 4.0%. On your policy anniversary, we transfer the interest that's been credited to the loan account proportionately to your investment options according to your most recent allocation instructions.

                       How much you can borrow is revised to read:

                       The minimum amount you can borrow is $500, unless there are other restrictions in your state. You can borrow up to the larger of the following amounts:

                       . 90% of the accumulated value in the investment
                         options, less any surrender charges that would apply if you surrendered your policy on the day you took out the loan

                       . the result of a X (b / c) -d, where:

                         a = the accumulated value of your policy less any
                             surrender charges that would have applied if you surrendered your policy on the day you took out the loan, and less 12 times the most recent monthly charge

                         b = 1.04

                         c = 1.0475 during the first 10 policy years, and
                             1.0425 during policy year 11 and thereafter

                         d = any outstanding loan amount.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART II. ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

Contents of Registration Statement

This Registration Statement on Form S-6 comprises the following papers and documents:

The facing sheet.
The cross-reference sheet.

The Prospectus consisting of 105 pages.

Supplement dated May 1, 2000 to Prospectus dated May 1, 2000 consisting of 3 pages.

Supplement dated June 14, 2000 to Prospectus dated May 1, 2000 consisting of 1 page.

Supplement dated August 28, 2000 to Prospectus dated May 1, 2000 consisting of 2 pages.

Supplement dated October 2, 2000 to Prospectus dated May 1, 2000 consisting of 3 pages.
The undertaking to file reports.
Representation pursuant to Section 26(e) of the Investment Company Act of 1940 The Signatures.
Written consent of the following person (included in the exhibits shown below):

Deloitte & Touche LLP, Independent Auditors

Dechert Price & Rhoads, Outside Counsel

The following exhibits:

1.   (1)  (a)  Resolution of the Board of Directors of the Depositor dated
               November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993./1/

          (b) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws./2/

     (2)  Inapplicable

     (3) (a) Distribution Agreement Between Pacific Mutual Life Insurance Company and Pacific Equities Network/1/

          (b) Form of Selling Agreement Between Pacific Equities Network and Various Broker-Dealers/1/

     (4)  Inapplicable

     (5) (a) Flexible Premium Variable Life Insurance Policy and various riders/1/

          (b)  Endorsement Amending Suicide Exclusion Provision/1/

          (c)  Added Protection Benefit Rider/1/

          (d)  Accelerated Living Benefit Rider/1/

     (6)  (a)  Bylaws of Pacific Life Insurance Company/2/

          (b)  Articles of Incorporation of Pacific Life Insurance
               Company/2/

     (7)    Inapplicable

     (8)    Inapplicable

     (9)(a) Participation Agreement between Pacific Mutual Life Insurance Company and Pacific Select Fund/3/

        (b) M Fund Inc. Participation Agreement with Pacific Mutual Life Insurance Company/3/

     (10) Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire/1/

2. Form of Opinion and consent of legal officer of Pacific Mutual as to legality of Policies being registered/1/ (Incorporated by reference to Exhibit No. 3 filed in Registrant's Post Effective Amendment No. 11 to the Registration Statement on Form S-6 filed via EDGAR on March 25, 1996, File No. 33-21754, Accession Number 000089430-96-000968.)

3.  Inapplicable

4.  Inapplicable

5.  Inapplicable

6.  (a) Consent of Deloitte & Touche LLP/4/

    (b) Consent of Dechert Price & Rhoads/1/

7.  (a) Opinion of Actuary

    (b) Form of Illustration of Policy Benefits

8.  Memorandum Describing Issuance, Transfer and Redemption Procedures/1/

9.  Power of Attorney/3/

10. Inapplicable

11. Inapplicable

12. Inapplicable

13. Inapplicable

14. Inapplicable

15. Inapplicable

16. Inapplicable

17. Inapplicable

/1/ Filed as part of Post-Effective Amendment No. 11 to the Registration
    Statement on Form S-6 filed via EDGAR on March 25, 1996, File No. 33-21754 Accession Number 000089430-96-000968.


/2/ Filed as part of Post-Effective Amendment No. 13 to the Registration
    Statement on Form S-6 filed via EDGAR on April 24, 1998, File No. 33-21754, Accession Number 0001017062-98-000893.


/3/ Filed as part of Post-Effective Amendment No. 15 to the Registration
    Statement on Form S-6 filed via EDGAR on March 1, 2000, File No. 33-21754, Accession Number 0001017062-00-000593.

/4/ Filed as part of Post-Effective Amendment No. 16 to the Registration
    Statement on Form S-6 filed via EDGAR on April 26, 2000, File No. 33-21754, Accession Number 0001017062-00-000981.

UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

     Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy ("Policy") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed in connection with the Policy.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness and has caused this Post-Effective Amendment No. 19 to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 19th day of December, 2000.

                                PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                           (Registrant)

                                BY:  PACIFIC LIFE INSURANCE COMPANY
                                            (Depositor)

                                BY:  _______________________________
                                     Thomas C. Sutton*
                                     Chief Executive Officer


*BY:  /s/DAVID R. CARMICHAEL
      David R. Carmichael
      as attorney-in-fact

(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment No. 15 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 33-21754, Accession No. 0001017062-00-000593, and incorporated by reference herein.)

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 19 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Newport Beach, and State of California, on this 19th day of December, 2000.


                                BY:  PACIFIC LIFE INSURANCE COMPANY
                                             (Registrant)

                                BY:  _______________________________
                                     Thomas C. Sutton*
                                     Chief Executive Officer


*BY:  /s/DAVID R. CARMICHAEL
      David R. Carmichael
      as attorney-in-fact

(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment No. 15 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 33-21754, Accession No. 0001017062-00-000593, and incorporated by reference herein.)

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 19 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                     Title                                  Date

____________________          Director, Chairman of the Board        _______, 2000
Thomas C. Sutton*             and Chief Executive Officer

____________________          Director and President                 _______, 2000
Glenn S. Schafer*

____________________          Director, Senior Vice President and    _______, 2000
Khanh T. Tran*                Chief Financial Officer

____________________          Director, Senior Vice President and    _______, 2000
David R. Carmichael*          General Counsel

____________________          Director, Vice President and           _______, 2000
Audrey L. Milfs*              Corporate Secretary

____________________          Vice President and Controller          _______, 2000
Edward R. Byrd*

____________________          Vice President and Treasurer           _______, 2000
Brian D. Klemens*

____________________          Executive Vice President               _______, 2000
Lynn C. Miller

*BY: /s/ DAVID R. CARMICHAEL                                     December 19, 2000
     David R. Carmichael
     as attorney-in-fact

(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No. 15 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 33-21754, Accession No. 0001017062-00-000593, and incorporated by reference herein.)